Acquisitions, increases in controlling interests and divestments	12 Months Ended
Dec. 31, 2011
Acquisitions, increases in controlling interests and divestments
Acquisitions, increases in controlling interests and divestments

Note 3—Acquisitions, increases in controlling interests and divestments

Acquisitions

        Acquisitions were as follows:

($ in millions, except number of acquired businesses)	2011	2010	2009
Acquisitions (net of cash acquired)(1)	3,805	1,275	159
Aggregate excess of purchase price over fair value of net assets acquired(2)	3,261	1,091	147
Number of acquired businesses	10	9	8
(1)
Excluding changes in cost and equity investments but including, in 2011, $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date.

(2)
Recorded as goodwill (see Note 11).

        In the table above, the "Acquisitions" and "Aggregate excess of purchase price over fair value of net assets acquired" amounts for 2011 relate primarily to the acquisitions of Baldor and Mincom, while for 2010, these amounts relate primarily to the acquisition of Ventyx.

        Acquisitions of controlling interests have been accounted for under the acquisition method and have been included in the Company's Consolidated Financial Statements since the date of acquisition.

        On January 26, 2011, the Company acquired 83.25 percent of the outstanding shares of Baldor for $63.50 per share in cash. On January 27, 2011, the Company exercised its top-up option contained in the merger agreement, bringing its shareholding in Baldor to 91.6 percent, allowing the Company to complete a short-form merger under Missouri, United States, law. On the same date, the Company completed the purchase of the remaining 8.4 percent of outstanding shares. The resulting cash outflows for the Company amounted to $4,276 million, representing $2,966 million for the purchase of the shares, net of cash acquired, $70 million related to cash settlement of Baldor options held at acquisition date and $1,240 million for the repayment of debt assumed upon acquisition.

        Baldor markets, designs and manufactures industrial electric motors, mechanical power transmission products, drives and generators. The acquisition broadens the product offering of the Company's Discrete Automation and Motion operating segment, closing the gap in the Company's automation portfolio in North America by adding Baldor's NEMA (National Electrical Manufacturers Association) motors product line, as well as adding Baldor's growing mechanical power transmission business.

        While the Company uses its best estimates and assumptions as part of the purchase price allocation process to value assets acquired and liabilities assumed at the acquisition date, the purchase price allocation for acquisitions is preliminary for up to 12 months after the acquisition date and is subject to refinement as more detailed analyses are completed and additional information about the fair values of the assets and liabilities becomes available.

        The aggregate preliminary purchase consideration for business acquisitions in 2011, has been allocated as follows:

	Allocated amounts			Weighted- average useful life
($ in millions)	Baldor(1)	Other(2)	Total	Baldor
Customer relationships	996	220	1,216	19 years
Technology	259	156	415	7 years
Trade name	121	32	153	10 years
Order backlog	15	36	51	2 months
Other intangible assets	15	3	18	5 years

Intangible assets	1,406	447	1,853	16 years
Fixed assets	382	40	422
Debt acquired	(1,241)	(202)	(1,443)
Deferred tax liabilities	(693)	(99)	(792)
Inventories	422	35	457
Other assets and liabilities, net(3)	51	(4)	47
Goodwill(4)	2,728	533	3,261

Total consideration (net of cash acquired)(5)	3,055	750	3,805

(1)
The allocation of the purchase consideration for the Baldor acquisition was finalized in February 2012.

(2)
The allocated amounts in Other primarily relate to the acquisitions of Mincom, Trasfor and Lorentzen & Wettre.

(3)
Gross receivables from the Baldor acquisition totaled $266 million; the fair value of which was $263 million after allowance for estimated uncollectable receivables.

(4)
The goodwill related to Baldor is not deductible for income tax purposes. The Company does not expect the majority of the remaining goodwill recognized to be deductible for income tax purposes.

(5)
Cash acquired in the Baldor acquisition totaled $48 million. Additional consideration for the Baldor acquisition included $70 million related to the cash settlement of stock options held by Baldor employees at the acquisition date and $19 million representing the fair value of replacement vested stock options issued to Baldor employees at the acquisition date. The fair value of these stock options was estimated using a Black-Scholes model.

        The Company's Consolidated Income Statement for 2011 includes total revenues of $1,950 million and net income (including acquisition-related charges) of $155 million in respect of Baldor since the date of acquisition.

        The unaudited pro forma financial information in the table below summarizes the combined pro forma results of the Company and Baldor for 2011 and 2010, as if Baldor had been acquired on January 1, 2010.

($ in millions)	2011	2010
Total revenues	38,100	33,310
Income from continuing operations, net of tax	3,391	2,726

        The pro forma results are for information purposes only and do not include any anticipated cost synergies or other effects of the integration of Baldor. Accordingly, such pro forma amounts are not necessarily indicative of the results that would have occurred had the acquisition been completed on the date indicated, nor are they indicative of the future operating results of the combined company.

        The unaudited pro forma results above include certain adjustments related to the Baldor acquisition. The table below summarizes the adjustments necessary to present the pro forma financial information of the combined entity as if Baldor had been acquired on January 1, 2010.

	Adjustments
($ in millions)	2011	2010
Impact on cost of sales from additional amortization of intangible assets (excluding order backlog capitalized upon acquisition)	(7)	(91)
Impact on cost of sales from amortization of order backlog capitalized upon acquisition	15	(15)
Impact on cost of sales from fair valuing acquired inventory	57	(57)
Interest expense on Baldor's debt	11	106
Baldor stock-option plans adjustments	66	—
Impact on selling, general and administrative expenses from acquisition-related costs	64	(24)
Taxation adjustments	(65)	26
Other	—	(23)

Total pro forma adjustments	141	(78)

        On June 1, 2010, the Company acquired all of the shares of Ventyx Inc., Ventyx Software Inc. and Ventyx Dutch Holding B.V., representing substantially all of the revenues, assets and liabilities of the Ventyx group. Ventyx provides software solutions to global energy, utility, communications and other asset-intensive businesses and was integrated into the Power Systems segment.

        The aggregate purchase price of business acquisitions in 2010, settled in cash, has been allocated as follows:

($ in millions)	Allocated amount	Weighted-average useful life
Intangible assets(1)	356	8 years
Deferred tax liabilities	(147)
Other assets and liabilities, net(2)	(25)
Goodwill(3)	1,091

Total(4)	1,275

(1)
Includes mainly capitalized software for sale and customer relationships.

(2)
Including debt assumed upon acquisition.

(3)
Goodwill recognized is not deductible for income tax purposes.

(4)
Primarily relates to the acquisition of Ventyx.

Increase in controlling interests in India

        In 2010, the Company increased its ownership interest in ABB Limited, India (its publicly-listed subsidiary in India) from approximately 52 percent to 75 percent. Cash paid in 2010, including transaction costs, amounted to $956 million. The offer of 900 rupees per share resulted in a charge to "Capital stock and additional paid-in capital" of $838 million, including expenses related to the transaction.

ABB to acquire Thomas & Betts Corporation

        On January 30, 2012, the Company announced that it had reached an agreement to acquire the Thomas & Betts Corporation. Thomas & Betts designs, manufactures and markets essential components used to manage the connection, distribution, transmission and reliability of electrical power in industrial, construction and utility applications. The anticipated cash outflows for the Company upon closing the transaction amount to approximately $3.9 billion, based on a purchase price of $72 per share for the acquisition of the outstanding shares. The transaction is subject to approval by Thomas & Betts shareholders as well as to customary regulatory approvals, and is expected to close by the middle of 2012.

Divestments

        The Company has divested businesses and investments not considered by management to be aligned with its focus on power and automation technologies, as described in Note 1. Since these divestments did not meet the requirements for classification as discontinued operations, the results of operations of these divested businesses are included in the Company's Consolidated Income Statements in the respective line items of income from continuing operations, through the date of divestment. The proceeds from sale and the corresponding net gains (losses) from such divestments were as follows:

($ in millions)	2011	2010	2009
Proceeds from divestments	8	83	16
Net gains (losses) recognized on divestments, included in "Other income (expense), net"	1	12	(1)

        Revenues and income from these businesses and investments were not significant in 2011, 2010 and 2009.